CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Unrealized gains on derivatives	$ 22,823	$ 2,657	$ 2,982
Unrealized gains on marketable securities	$ 161	$ 0	$ 207